CVC - RESTRUCTURING AND OTHER EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
RESTRUCTURING COSTS AND OTHER EXPENSE
RESTRUCTURING COSTS AND OTHER EXPENSE
Restructuring
Beginning in the first quarter of 2016, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure.

The following table summarizes the activity for the 2016 Restructuring Plan during 2018:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Accrual balance at December 31, 2017	$113,474	$9,626	$123,100
Restructuring charges	1,818	(497)	1,321
Payments and other	(38,469)	(4,475)	(42,944)
Accrual balance at March 31, 2018	$76,823	$4,654	$81,477

The Company recorded restructuring charges of $76,751 for the three months ended March 31, 2017 relating to the 2016 Restructuring Plan.
Cumulative costs to date relating to the 2016 Restructuring Plan amounted to $310,294 and $67,526 for our Cablevision segment and Cequel segments, respectively.
Transaction Costs
The Company incurred transaction costs of $2,266 for the three months ended March 31, 2018 relating to the Distribution discussed in Note 1 and $178 for the three months ended March 31, 2017 related to the acquisition of a business.

RESTRUCTURING AND OTHER EXPENSE
Restructuring
Beginning in the first quarter of 2016, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure.

The following table summarizes the activity for the 2016 Restructuring Plan:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Restructuring charges incurred in 2016	$215,420	$11,157	$226,577
Payments and other	(113,301)	(2,760)	(116,061)
Accrual balance at December 31, 2016	102,119	8,397	110,516
Restructuring charges	142,679	7,243	149,922
Payments and other	(131,324)	(6,014)	(137,338)
Accrual balance at December 31, 2017	$113,474	$9,626	$123,100

Cumulative costs to date relating to the 2016 Restructuring Plan amounted to $309,297 and $67,202 for our Cablevision segment and Cequel segment, respectively.
Transaction Costs
For the year ended December 31, 2017, the Company incurred transaction costs of $2,479 related to the acquisition of a business during the first quarter of 2017 and other transactions. For the year ended December 31, 2016, the Company incurred transaction costs of $13,845, related to the acquisitions of Cablevision and Cequel.

Cablevision Systems Corporation And Subsidiaries
Restructuring Cost and Reserve [Line Items]
RESTRUCTURING COSTS AND OTHER EXPENSE
RESTRUCTURING AND OTHER EXPENSE
Restructuring
The Company recorded net restructuring charges (credits) of $2,299 and $(1,649), for the period January 1, 2016 through June 20, 2016 and for the year ended December 31, 2015, respectively. The 2016 and 2015 restructuring expense (credit) primarily related to changes to the Company's previous estimates recorded in connection with the Company's prior restructuring plans.
Subsequent to the Altice Merger, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure. The 2016 Restructuring Plan resulted in charges of $188,847 associated with the elimination of positions primarily in corporate, administrative and infrastructure functions across the Company and estimated charges of $10,410 associated with facility realignment and other costs.
Other Expense
In connection with the Altice Merger, the Company incurred transaction costs of $19,924 and $17,862 for the period January 1, 2016 through June 20, 2016 and for the year ended December 31, 2015, respectively, which are reflected in restructuring and other expense in the consolidated statements of operations. Subsequent to the Altice Merger, the Company incurred transaction costs of $12,920.